Deposits	12 Months Ended
Dec. 31, 2011
Deposits and Regulatory Matters/Supervisory Agreements and Federal Home Loan Bank Investment [Abstract]
Deposits

NOTE 10 Deposits

Deposits and their weighted average interest rates at December 31 are summarized as follows:

	2011			2010
(Dollars in thousands)	Weighted Average Rate	Amount	Percent of Total	Weighted Average Rate	Amount	Percent of Total
Noninterest checking	0.00%	$113,188	18.3%	0.00%	$96,581	14.1%
NOW accounts	0.06	64,783	10.4	0.11	94,205	13.8
Savings accounts	0.17	36,071	5.8	0.15	33,973	5.0
Money market accounts	0.46	108,876	17.6	0.75	114,357	16.7

		322,918	52.1		339,116	49.6

Certificates:
0-0.99%		72,768	11.7		41,311	6.1
1-1.99%		134,567	21.8		142,742	20.9
2-2.99%		65,842	10.6		105,126	15.4
3-3.99%		22,583	3.6		50,529	7.4
4-4.99%		1,450	0.2		4,113	0.6
5-5.99%		0	0.0		293	0.0

Total certificates	1.60	297,210	47.9	2.07	344,114	50.4

Total deposits	0.87	$620,128	100.0%	1.20	$683,230	100.0%

At December 31, 2011 and 2010, the Company had $264.5 million and $256.3 million, respectively, of deposit accounts with balances of $100,000 or more. At December 31, 2011 and 2010, the Company had $67.8 million and $107.5 million of certificate accounts, respectively, that had been acquired through a broker. The Company is currently restricted from renewing existing brokered deposits, or accepting new brokered deposits without the prior consent of the OCC.

Certificates had the following maturities at December 31:

(Dollars in thousands)	2011		2010
Remaining term to maturity	Amount	Weighted Average Rate	Amount	Weighted Average Rate
1-6 months	$100,513	1.78%	$103,567	2.10%
7-12 months	87,031	1.70	73,470	1.77
13-36 months	103,791	1.33	159,896	2.18
Over 36 months	5,875	2.05	7,181	2.44

	$297,210	1.60	$344,114	2.07

At December 31, 2011, mortgage loans and mortgage-backed and related securities with an amortized cost of approximately $28.9 million were pledged as collateral for certain deposits. An additional $1.0 million of letters of credit from the Federal Home Loan Bank (FHLB) were pledged as collateral on Bank deposits.

Interest expense on deposits is summarized as follows for the years ended December 31:

(Dollars in thousands)	2011	2010	2009
NOW accounts	$57	110	132
Savings accounts	57	45	38
Money market accounts	746	1,341	1,430
Certificates	5,987	9,785	15,979

	$6,847	11,281	17,579